Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Estimated fair value measurement
Time deposits		$ 1,793
Long-term debt less accrued charges	(24,353)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	327	343
Fair value
Estimated fair value measurement
Time deposits		1,793
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(24,834)	(25,264)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(17,178)	(19,730)
Level 2
Estimated fair value measurement
Time deposits		1,793
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(7,116)	(5,534)
Carrying Amount
Estimated fair value measurement
Time deposits		1,793
Long-term debt less accrued charges	$ (24,026)	$ (24,071)